LITIGATION AND CONTINGENCIES - Guarantees (Details) $ in Thousands	Dec. 31, 2023 CLP ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 CLP ($)
CONTINGENCIES AND COMMITMENTS
Contingent liability | R$		R$ 124,076,338
Administradora Plaza Vespucio S.A. | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	$ 169,150		$ 98,170
Cooperativa Agrcola Pisquera Elqui Limitada | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	1,125,595		1,056,320
Mall Plaza | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	666,024		330,298
Metro S.A. | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	22,222		21,207
Parque Arauco | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	299,464		142,901
Lease Agreement | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	96,299		103,711
Others | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	59,468		14,183
Several Retail one | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability			61,395
Several Retail two | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability			693
Several Retail three | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	17,656		22,235
Workers' claims | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	7,100,709		6,605,781
Civil and tax claims | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	7,485,574		6,457,702
Governmental entities | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	11,259,278		10,196,929
Distribuidora Baraldo S.H. | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	22		97
Acuna Gomez | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	33		145
Nicanor Lopez | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	23		104
Municipalidad Bariloche | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	434		2,428
Municipalidad San Antonio Oeste | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	2,395		10,664
Municipalidad Carlos Casares | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	97		431
Municipalidad Chivilcoy | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	14,979		66,697
Granada Maximiliano | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	195		870
Municipalidad De Junin | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	94		139
Almada Jorge | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	265		1,180
Farias Matias Luis | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability			541
Temas Industriales SA - Embargo General de Fondos | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	13,604		60,575
DBC SA C CERVECERIA ARGENTINA SA ISEMBECK | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	2,441		10,870
Coto Cicsa | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	1,139		1,932
Cencosud | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	271		1,208
Jose Luis Kreitzer, Alexis Beade Y Cesar Bechetti | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	25,920		4,784
Vicentin | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	1,074		125,683
Marcus A. Pena | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	5,332		4,965
Ana Maria Mazo | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	1,077		1,113
Stefano Szwao Giacomelli | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	2,892
Labor procedures
CONTINGENCIES AND COMMITMENTS
Contingent liability	2,681,242		1,936,493
Administrative procedures
CONTINGENCIES AND COMMITMENTS
Contingent liability	11,245,798		7,616,498
Federal Government
CONTINGENCIES AND COMMITMENTS
Contingent liability	223,415,663		186,607,491
State Government
CONTINGENCIES AND COMMITMENTS
Contingent liability	108,317,724		117,027,313
Sorocaba Refrescos
CONTINGENCIES AND COMMITMENTS
Contingent liability	3,623,490		3,280,603
Others
CONTINGENCIES AND COMMITMENTS
Contingent liability	1,369,766		3,423,715
Aduana De Ezeiza One
CONTINGENCIES AND COMMITMENTS
Contingent liability	658,369		3,791
Aduana De Ezeiza Two
CONTINGENCIES AND COMMITMENTS
Contingent liability	$ 3,886		$ 880,984